Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Buildings and Improvements, Gross	$ 3,067	$ 3,254
Interest costs capitalized	25	28	$ 42
Accumulated depreciation related to capital leases	54	29
Land	338	$ 370
Lessor [Domain]
Property, Plant and Equipment [Line Items]
Buildings and Improvements, Gross	177
Land	13
Property, Plant and Equipment, Other, Accumulated Depreciation	$ 131